UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22957

Invesco Management Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant's telephone number, including area code:		(713) 626-1919
Date of fiscal year end:	8/31
Date of reporting period:	2/29/20

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	February 29, 2020

Invesco Conservative Income Fund

Nasdaq:

A: ICIVX ￿ Institutional: ICIFX ￿ Y: ICIYX

2Fund Performance

3Letters to Shareholders

4 Schedule of Investments

14 Financial Statements

17 Financial Highlights

18 Notes to Financial Statements

22 Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance. Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/19 to 2/29/20

Class A Shares	1.14%
Class Y Shares	1.29
Institutional Class Shares	1.30
ICE BofAML US Treasury Bill Index￿ (Broad Market/Style-Specific Index)	0.97
Lipper Ultra Short Obligations Funds Index￿ (Peer Group Index)	1.23

Source(s): ￿Bloomberg LP; ￿Lipper Inc.

The ICE BofAML US Treasury Bill Index tracks the performance of US dollar denominated US Treasury bills publicly issued in the US domestic market.

The Lipper Ultra Short Obligation Funds Index is an unmanaged index consid- ered representative of ultra-short funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; perfor- mance of a market index does not.

Average Annual Total Returns

As of 2/29/20

Class A Shares

Inception		1.42%
5	Years	1.58
1	Year	2.83
Class Y Shares
Inception		1.52%
5	Years	1.68
1	Year	2.93
Institutional Class Shares
Inception (7/1/14)		1.53%
5	Years	1.68
1	Year	2.94

Class A shares incepted on April 2, 2018. Performance shown prior to that date is that of Institutional Class shares restated to reflect the higher 12b-1 fees applicable to Class A shares.

Class Y shares incepted on Decem- ber 10, 2019. Performance shown prior to that date is that of Institutional Class shares restated to reflect the higher 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Perfor- mance figures reflect reinvested distribu- tions and changes in net asset value unless otherwise stated. Performance fig- ures do not reflect deduction of taxes a shareholder would pay on Fund distribu- tions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A, Institutional Class and Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

Fund performance reflects any applicable fee waivers and/or expense reimburse- ments. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more informa- tion.

2Invesco Conservative Income Fund

Andrew Schlossberg
Bruce Crockett

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco's mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team's investment performance within the context of the investment strategy described in the fund's prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds' advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco's efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you'll find detailed information about our funds, including perfor- mance, holdings and portfolio manager commentaries. You can access information about your account by com- pleting a simple, secure online registration. To do so, select "Log In" on the right side of the homepage, and then select "Register for Individual Account Access."

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.inves- co.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

3Invesco Conservative Income Fund

Schedule of Investments

February 29, 2020
(Unaudited)			Principal

	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Dollar Denominated Bonds & Notes-51.62%(a)
Aerospace & Defense-0.06%
United Technologies Corp. (3 mo. USD LIBOR + 0.65%)(b)	2.34%	08/16/2021	$1,718	$1,718,018
Agricultural & Farm Machinery-0.33%
John Deere Capital Corp. Series B (3 mo. USD LIBOR + 0.40%)(b)	2.29%	06/07/2021	9,638	9,680,563
Asset Management & Custody Banks-0.49%
Bank of New York Mellon Corp. (The) (3 mo. USD LIBOR + 0.28%)(b)	1.53%	06/04/2021	6,349	6,349,723
Bank of New York Mellon Corp. (The)	2.60%	08/17/2020	8,000	8,027,797
				14,377,520
Automobile Manufacturers-2.33%
American Honda Finance Corp. (3 mo. USD LIBOR + 0.37%)(b)	2.10%	05/10/2023	15,000	14,978,065
American Honda Finance Corp. Series 2019-B, Class A2B (3 mo. USD LIBOR +
0.35%)(b)	2.24%	06/11/2021	5,625	5,641,968
American Honda Finance Corp. (3 mo. USD LIBOR + 0.47%)(b)	2.34%	01/08/2021	8,667	8,689,477
BMW US Capital LLC (c)	2.00%	04/11/2021	9,775	9,833,215
Hyundai Capital America (3 mo. USD LIBOR + 0.94%)(b)(c)	2.81%	07/08/2021	5,000	5,028,425
Toyota Motor Credit Corp.	2.60%	01/11/2022	6,000	6,144,419
Volkswagen Group of America Finance LLC (3 mo. USD LIBOR + 0.77%)(b)(c)	2.48%	11/13/2020	4,229	4,243,970
Volkswagen Group of America Finance LLC (c)	2.50%	09/24/2021	3,500	3,545,939
Volkswagen Group of America Finance LLC (c)	3.88%	11/13/2020	10,000	10,153,802
				68,259,280
Biotechnology-0.92%
AbbVie, Inc. (3 mo. USD LIBOR + 0.46%)(b)(c)	2.15%	11/19/2021	10,000	10,028,332
AbbVie, Inc.	2.50%	05/14/2020	17,000	17,013,390
				27,041,722
Cable & Satellite-0.29%
NBCUniversal Enterprise, Inc. (3 mo. USD LIBOR + 0.40%)(b)(c)	2.31%	04/01/2021	8,400	8,423,370
Consumer Finance-2.36%
American Express Co. (3 mo. USD LIBOR + 0.33%)(b)	2.10%	10/30/2020	9,200	9,214,958
American Express Co. (3 mo. USD LIBOR + 0.53%)(b)	2.22%	05/17/2021	4,117	4,134,882
American Express Co. (3 mo. USD LIBOR + 0.60%)(b)	2.34%	11/05/2021	10,000	10,069,819
American Express Co.	2.75%	05/20/2022	9,135	9,364,232
Capital One Financial Corp. (3 mo. USD LIBOR + 0.45%)(b)	2.22%	10/30/2020	2,000	2,001,990
Capital One N.A.	2.25%	09/13/2021	15,000	15,154,126
Discover Bank	3.10%	06/04/2020	18,350	18,389,572
Nissan Motor Acceptance Corp. (3 mo. USD LIBOR + 0.39%)(b)(c)	2.35%	09/28/2020	1,000	1,001,587
				69,331,166
Data Processing & Outsourced Services-0.15%
Visa, Inc.	2.20%	12/14/2020	4,424	4,446,027
Diversified Banks-23.03%
ABN AMRO Bank N.V. (3 mo. USD LIBOR + 0.57%)(b)(c)	2.21%	08/27/2021	18,221	18,322,673
ABN AMRO Bank N.V. (3 mo. USD LIBOR + 0.41%)(b)(c)	2.23%	01/19/2021	7,143	7,160,039
ANZ New Zealand (Int'l) Ltd. (c)	2.85%	08/06/2020	10,000	10,060,732
Australia & New Zealand Banking Group Ltd. (3 mo. USD LIBOR + 0.32%)(b)(c)	2.05%	11/09/2020	5,000	5,007,800
Australia & New Zealand Banking Group Ltd. (3 mo. USD LIBOR + 0.49%)(b)(c)	2.19%	11/21/2022	11,163	11,249,594
Australia & New Zealand Banking Group Ltd.	3.30%	05/17/2021	6,000	6,149,067
Bank of America Corp. Series L	2.25%	04/21/2020	10,000	10,007,222
Bank of America Corp. (3 mo. USD LIBOR + 0.65%)(b)	2.56%	10/01/2021	4,430	4,442,954
Bank of America N.A. (3 mo. USD LIBOR + 0.35%)(b)	2.03%	05/24/2021	10,000	10,006,295
Bank of Montreal	1.90%	08/27/2021	6,565	6,614,448
Bank of Montreal (3 mo. USD LIBOR + 0.34%)(b)	2.19%	07/13/2020	5,714	5,722,025
Bank of Montreal Series D (3 mo. USD LIBOR + 0.46%)(b)	2.31%	04/13/2021	5,000	5,005,878

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4Invesco Conservative Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Diversified Banks-(continued)
Bank of Montreal	2.90%	03/26/2022	$14,189	$14,606,162
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.29%)(b)	2.16%	01/08/2021	5,000	5,010,321
Bank of Nova Scotia (The)	2.50%	01/08/2021	10,000	10,078,210
Banque Federative du Credit Mutuel S.A. (c)	2.13%	11/21/2022	7,050	7,170,065
Banque Federative du Credit Mutuel S.A. (3 mo. USD LIBOR + 0.49%)(b)(c)	2.31%	07/20/2020	3,000	3,006,580
Banque Federative du Credit Mutuel S.A. (c)	2.70%	07/20/2022	5,000	5,159,530
BNP Paribas S.A.	2.38%	05/21/2020	4,450	4,457,491
BNP Paribas S.A.	5.00%	01/15/2021	11,000	11,318,029
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.72%)(b)	2.61%	06/16/2022	6,732	6,813,602
Capital One Bank USA N.A. (SOFR + 0.62%)(b)	2.01%	01/27/2023	10,715	10,803,140
Citibank N.A. (SOFR + 0.60%)(b)	2.15%	03/13/2021	7,000	7,012,115
Commonwealth Bank of Australia (c)	2.00%	09/06/2021	4,371	4,416,865
Commonwealth Bank of Australia	2.30%	03/12/2020	9,000	9,001,510
Commonwealth Bank of Australia (c)	2.75%	03/10/2022	5,000	5,137,769
Cooperatieve Rabobank U.A. (3 mo. USD LIBOR + 0.43%)(b)	2.22%	04/26/2021	6,275	6,303,848
Cooperatieve Rabobank U.A.	4.50%	01/11/2021	6,491	6,666,320
Credit Agricole Corporate & Investment Bank S.A. (3 mo. USD LIBOR + 0.40%)(b)(c)	2.16%	05/03/2021	10,000	10,036,277
Credit Agricole Corporate & Investment Bank S.A. (3 mo. USD LIBOR + 0.63%)(b)	2.53%	10/03/2021	5,000	5,014,227
Credit Agricole S.A. (3 mo. USD LIBOR + 1.18%)(b)(c)	3.09%	07/01/2021	10,000	10,146,410
DBS Group Holdings Ltd. (3 mo. USD LIBOR + 0.49%)(b)(c)	2.38%	06/08/2020	2,000	2,001,325
DNB Bank ASA (3 mo. USD LIBOR + 0.37%)(b)(c)	2.28%	10/02/2020	3,000	3,003,232
Goldman Sachs Bank USA (SOFR + 0.60%)(b)	2.18%	05/24/2021	7,000	7,004,791
Goldman Sachs Bank USA	3.20%	06/05/2020	5,907	5,932,136
HSBC Bank PLC (c)	4.13%	08/12/2020	4,500	4,553,244
HSBC Holdings PLC (3 mo. USD LIBOR + 0.65%)(b)	2.54%	09/11/2021	7,143	7,150,290
JPMorgan Chase & Co. (3 mo. USD LIBOR + 0.61%)(b)	2.51%	06/18/2022	5,854	5,872,330
JPMorgan Chase Bank N.A. (3 mo. USD LIBOR + 0.35%)(b)	3.09%	04/26/2021	3,000	3,006,284
Lloyds Bank PLC (3 mo. USD LIBOR + 0.49%)(b)	2.23%	05/07/2021	3,261	3,276,967
Manufacturers and Traders Trust Co. (3 mo. USD LIBOR + 0.27%)(b)	2.06%	01/25/2021	9,000	9,016,386
Mitsubishi UFJ Financial Group, Inc. (3 mo. USD LIBOR + 0.65%)(b)	2.44%	07/26/2021	12,372	12,448,239
Mitsubishi UFJ Financial Group, Inc. (3 mo. USD LIBOR + 0.79%)(b)	2.58%	07/25/2022	814	819,909
Mitsubishi UFJ Financial Group, Inc.	2.95%	03/01/2021	9,621	9,740,886
Mitsubishi UFJ Financial Group, Inc. (3 mo. USD LIBOR + 1.06%)(b)	2.95%	09/13/2021	5,000	5,063,100
Mizuho Financial Group, Inc. (3 mo. USD LIBOR + 0.94%)(b)	2.55%	02/28/2022	15,702	15,889,679
MUFG Union Bank N.A.	3.15%	04/01/2022	7,500	7,734,788
National Australia Bank Ltd. (3 mo. USD LIBOR + 0.51%)(b)(c)	2.19%	05/22/2020	1,500	1,500,817
National Australia Bank Ltd. (3 mo. USD LIBOR + 0.35%)(b)(c)	2.20%	01/12/2021	3,000	3,008,724
National Australia Bank Ltd. (3 mo. USD LIBOR + 0.71%)(b)(c)	2.46%	11/04/2021	20,000	20,192,057
National Bank of Canada	2.10%	02/01/2023	15,000	15,179,831
Nordea Bank Abp (3 mo. USD LIBOR + 0.47%)(b)(c)	2.08%	05/29/2020	11,788	11,800,681
Nordea Bank Abp (3 mo. USD LIBOR + 0.40%)(b)	2.35%	03/27/2020	5,000	5,001,675
Nordea Bank Abp (c)	4.88%	05/13/2021	12,000	12,454,262
PNC Bank N.A. (3 mo. USD LIBOR + 0.42%)(b)	2.03%	12/09/2022	15,000	15,158,630
PNC Bank N.A. (3 mo. USD LIBOR + 0.31%)(b)	2.20%	06/10/2021	10,000	10,004,472
PNC Bank N.A. (3 mo. USD LIBOR + 0.35%)(b)	2.24%	03/12/2021	10,000	10,024,631
PNC Bank N.A.	2.45%	11/05/2020	9,261	9,321,174
Regions Bank (3 mo. USD LIBOR + 0.50%)(b)	2.21%	08/13/2021	6,650	6,655,249
Royal Bank of Canada (3 mo. USD LIBOR + 0.47%)(b)	2.24%	04/29/2022	10,000	10,059,498
Skandinaviska Enskilda Banken AB (3 mo. USD LIBOR + 0.43%)(b)(c)	2.12%	05/17/2021	5,000	5,015,589
Skandinaviska Enskilda Banken AB (c)	3.05%	03/25/2022	12,000	12,347,628
Sumitomo Mitsui Banking Corp. (3 mo. USD LIBOR + 0.35%)(b)	2.19%	07/16/2021	20,000	20,040,839
Sumitomo Mitsui Banking Corp. (3 mo. USD LIBOR + 0.37%)(b)	2.21%	10/16/2020	8,333	8,343,272
Sumitomo Mitsui Financial Group, Inc. (3 mo. USD LIBOR + 1.14%)(b)	2.96%	10/19/2021	4,275	4,335,672
Svenska Handelsbanken AB	1.95%	09/08/2020	12,425	12,462,494
Svenska Handelsbanken AB (3 mo. USD LIBOR + 1.15%)(b)	3.11%	03/30/2021	10,000	10,112,986
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.24%)(b)	2.03%	01/25/2021	3,000	3,005,634
Toronto-Dominion Bank (The) (SOFR + 0.48%)(b)	2.06%	01/27/2023	9,108	9,111,117

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5Invesco Conservative Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Diversified Banks-(continued)
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.43%)(b)	2.32%	06/11/2021	$10,000	$10,046,053
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.90%)(b)	2.75%	07/13/2021	4,225	4,269,997
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.35%)(b)	2.75%	07/22/2022	10,000	10,008,920
Toronto-Dominion Bank (The)	3.15%	09/17/2020	2,973	2,998,161
U.S. Bank N.A. (3 mo. USD LIBOR + 0.31%)(b)	2.06%	02/04/2021	9,375	9,384,284
U.S. Bank N.A. (3 mo. USD LIBOR + 0.38%)(b)	2.07%	11/16/2021	4,545	4,564,502
U.S. Bank N.A. (3 mo. USD LIBOR + 0.32%)(b)	2.11%	04/26/2021	12,500	12,533,211
U.S. Bank N.A.	3.05%	07/24/2020	10,000	10,053,065
United Overseas Bank Ltd. (3 mo. USD LIBOR + 0.48%)(b)(c)	2.29%	04/23/2021	4,700	4,715,724
Wells Fargo Bank N.A. (3 mo. USD LIBOR + 0.38%)(b)	2.08%	05/21/2021	10,000	10,007,332
Westpac Banking Corp. (3 mo. USD LIBOR + 0.28%)(b)	1.97%	05/15/2020	2,333	2,334,423
Westpac Banking Corp.	2.00%	01/13/2023	7,499	7,620,657
Westpac Banking Corp. (3 mo. USD LIBOR + 0.34%)(b)	2.14%	01/25/2021	10,064	10,090,677
Westpac Banking Corp. (3 mo. USD LIBOR + 0.43%)(b)	2.32%	03/06/2020	2,000	2,000,145
Westpac Banking Corp. (3 mo. USD LIBOR + 0.85%)(b)	2.54%	08/19/2021	6,991	7,064,479
Westpac Banking Corp.	2.60%	11/23/2020	3,000	3,020,490
Westpac Banking Corp.	3.05%	05/15/2020	5,136	5,152,484
				675,422,320
Diversified Capital Markets-3.25%
Credit Suisse AG (SOFR + 0.45%)(b)	2.04%	02/04/2022	15,000	14,994,653
Credit Suisse AG	3.00%	10/29/2021	11,391	11,661,544
Credit Suisse AG	4.38%	08/05/2020	10,000	10,119,726
Macquarie Bank Ltd. (3 mo. USD LIBOR + 0.45%)(b)(c)	2.13%	11/24/2021	15,000	15,067,489
Macquarie Bank Ltd. (c)	2.85%	01/15/2021	13,000	13,182,183
UBS AG (c)	2.45%	12/01/2020	15,000	15,098,790
UBS AG (3 mo. USD LIBOR + 0.58%)(b)(c)	2.47%	06/08/2020	5,000	5,004,730
UBS AG	4.88%	08/04/2020	10,000	10,138,288
				95,267,403
Electric Utilities-0.62%
Duke Energy Florida LLC Series A (3 mo. USD LIBOR + 0.25%)(b)	1.90%	11/26/2021	5,000	5,011,294
NextEra Energy Capital Holdings, Inc. (3 mo. USD LIBOR + 0.48%)(b)	2.23%	05/04/2021	8,156	8,177,355
NextEra Energy Capital Holdings, Inc. Series H	3.34%	09/01/2020	4,800	4,840,043
				18,028,692
Health Care Services-1.32%
Cigna Corp. (3 mo. USD LIBOR + 0.35%)(b)	2.25%	03/17/2020	8,000	8,001,313
Cigna Corp.	3.20%	09/17/2020	10,000	10,076,018
CVS Health Corp. (3 mo. USD LIBOR + 0.63%)(b)	2.52%	03/09/2020	10,774	10,775,240
CVS Health Corp.	3.13%	03/09/2020	10,000	9,997,568
				38,850,139
Insurance Brokers-0.74%
Aon Corp.	5.00%	09/30/2020	9,571	9,753,305
Marsh & McLennan Cos., Inc. (3 mo. USD LIBOR + 1.20%)(b)	3.16%	12/29/2021	4,000	4,003,614
Marsh & McLennan Cos., Inc.	3.50%	12/29/2020	7,706	7,822,495
				21,579,414
Integrated Telecommunication Services-1.15%
AT&T, Inc.	2.45%	06/30/2020	10,000	10,010,154
Verizon Communications, Inc. (3 mo. USD LIBOR + 0.55%)(b)	2.23%	05/22/2020	23,700	23,716,640
				33,726,794

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6Invesco Conservative Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Investment Banking & Brokerage-1.64%
Goldman Sachs Group, Inc. (The)	2.60%	04/23/2020	$3,000	$3,001,355
Goldman Sachs Group, Inc. (The)	2.75%	09/15/2020	5,000	5,023,297
Goldman Sachs Group, Inc. (The) (3 mo. USD LIBOR + 1.16%)(b)	2.97%	04/23/2020	5,000	5,002,557
Morgan Stanley (SOFR + 0.83%)(b)	2.38%	06/10/2022	12,000	12,065,855
Morgan Stanley (3 mo. USD LIBOR + 1.40%)(b)	3.22%	04/21/2021	6,000	6,074,645
Morgan Stanley	5.75%	01/25/2021	16,414	17,002,926
				48,170,635
IT Consulting & Other Services-0.34%
International Business Machines Corp. (3 mo. USD LIBOR + 0.40%)(b)	2.11%	05/13/2021	10,000	10,029,246
Life & Health Insurance-4.70%
AIG Global Funding (c)	2.15%	07/02/2020	7,638	7,653,524
AIG Global Funding Series 2019-A2, Class A(c)	2.30%	07/01/2022	5,000	5,064,246
AIG Global Funding (3 mo. USD LIBOR + 0.46%)(b)(c)	2.41%	06/25/2021	2,000	2,008,117
Jackson National Life Global Funding (c)	2.10%	10/25/2021	10,350	10,468,750
Jackson National Life Global Funding (3 mo. USD LIBOR + 0.30%)(b)(c)	2.13%	10/15/2020	5,000	5,010,676
Jackson National Life Global Funding (SOFR + 0.60%)(b)(c)	2.17%	01/06/2023	10,000	10,039,105
Jackson National Life Global Funding (c)	3.30%	02/01/2022	10,000	10,340,163
Metropolitan Life Global Funding I (c)	2.05%	06/12/2020	2,000	1,994,723
Metropolitan Life Global Funding I (3 mo. USD LIBOR + 0.23%)(b)(c)	2.10%	01/08/2021	15,202	15,220,329
Metropolitan Life Global Funding I (SOFR + 0.57%)(b)(c)	2.12%	09/07/2020	3,601	3,607,586
Metropolitan Life Global Funding I (SOFR + 0.57%)(b)(c)	2.14%	01/13/2023	3,749	3,759,974
Metropolitan Life Global Funding I (c)	2.40%	01/08/2021	3,945	3,978,566
Metropolitan Life Global Funding I (c)	2.50%	12/03/2020	17,000	17,129,805
New York Life Global Funding (c)	2.00%	04/13/2021	5,125	5,171,292
New York Life Global Funding (3 mo. USD LIBOR + 0.32%)(b)(c)	2.06%	08/06/2021	3,335	3,348,625
New York Life Global Funding (3 mo. USD LIBOR + 0.16%)(b)(c)	2.07%	10/01/2020	8,000	8,007,154
New York Life Global Funding (3 mo. USD LIBOR + 0.28%)(b)(c)	2.08%	01/28/2021	3,500	3,509,396
New York Life Global Funding (3 mo. USD LIBOR + 0.44%)(b)(c)	2.29%	07/12/2022	8,889	8,941,065
New York Life Global Funding (c)	2.30%	06/10/2022	5,000	5,106,030
Principal Life Global Funding II (3 mo. USD LIBOR + 0.30%)(b)(c)	2.25%	06/26/2020	7,500	7,505,649
				137,864,775
Managed Health Care-0.34%
UnitedHealth Group, Inc.	2.70%	07/15/2020	10,000	10,036,875
Movies & Entertainment-0.23%
Walt Disney Co. (The) (3 mo. USD LIBOR + 0.25%)(b)	1.83%	09/01/2021	4,762	4,772,792
Walt Disney Co. (The) (3 mo. USD LIBOR + 0.19%)(b)	2.08%	06/05/2020	2,000	2,000,866
				6,773,658
Multi-line Insurance-0.26%
MassMutual Global Funding II (c)	2.50%	04/13/2022	7,500	7,662,900
Multi-Utilities-0.24%
WEC Energy Group, Inc.	3.38%	06/15/2021	7,000	7,160,527
Oil & Gas Refining & Marketing-0.06%
Phillips 66 (3 mo. USD LIBOR + 0.60%)(b)	2.25%	02/26/2021	1,811	1,811,175
Pharmaceuticals-0.60%
Bayer US Finance II LLC (3 mo. USD LIBOR + 0.63%)(b)(c)	2.58%	06/25/2021	6,798	6,813,548
Bristol-Myers Squibb Co. (3 mo. USD LIBOR + 0.20%)(b)(c)	1.89%	11/16/2020	7,500	7,507,995
GlaxoSmithKline Capital PLC (3 mo. USD LIBOR + 0.35%)(b)	2.05%	05/14/2021	3,378	3,388,756
				17,710,299

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7Invesco Conservative Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Regional Banks-3.57%
Branch Banking & Trust Co. (3 mo. USD LIBOR + 0.22%)(b)	1.80%	06/01/2020	$5,000	$5,000,859
Branch Banking & Trust Co.	2.85%	04/01/2021	8,000	8,115,426
Citizens Bank N.A. (3 mo. USD LIBOR + 0.57%)(b)	2.22%	05/26/2020	5,097	5,102,317
Citizens Bank N.A.	2.25%	10/30/2020	6,158	6,173,359
Citizens Bank N.A. (3 mo. USD LIBOR + 0.72%)(b)	2.42%	02/14/2022	5,000	5,034,908
Citizens Bank N.A.	3.25%	02/14/2022	2,548	2,628,923
Fifth Third Bank	1.80%	01/30/2023	7,143	7,225,408
Fifth Third Bank	3.35%	07/26/2021	4,999	5,131,981
Huntington National Bank (The)	3.13%	04/01/2022	2,682	2,771,300
KeyBank N.A.	2.25%	03/16/2020	4,478	4,478,742
KeyBank N.A. (3 mo. USD LIBOR + 0.66%)(b)	2.42%	02/01/2022	11,539	11,652,924
MET Tower Global Funding (SOFR + 0.55%)(b)(c)	2.12%	01/17/2023	10,000	10,029,628
Truist Bank (3 mo. USD LIBOR + 0.59%)(b)	2.28%	05/17/2022	14,167	14,289,884
Truist Bank (3 mo. USD LIBOR + 0.50%)(b)	2.29%	10/26/2021	5,517	5,532,339
Truist Financial Corp.	2.63%	06/29/2020	11,417	11,445,276
				104,613,274
Restaurants-0.40%
Starbucks Corp.	2.10%	02/04/2021	11,688	11,736,009
Semiconductors-0.34%
QUALCOMM, Inc. (3 mo. USD LIBOR + 0.55%)(b)	2.25%	05/20/2020	10,000	10,010,041
Specialized Finance-1.25%
Aviation Capital Group LLC (3 mo. USD LIBOR + 0.95%)(b)(c)	2.53%	06/01/2021	6,383	6,425,173
Caterpillar Financial Services Corp. (3 mo. USD LIBOR + 0.20%)(b)	1.91%	11/12/2021	9,524	9,516,096
Caterpillar Financial Services Corp. Series I (3 mo. USD LIBOR + 0.39%)(b)	2.08%	05/17/2021	15,000	15,062,626
Siemens Financieringsmaatschappij N.V. (c)	2.70%	03/16/2022	5,530	5,678,939
				36,682,834
Technology Hardware, Storage & Peripherals-0.04%
Apple, Inc.	1.80%	05/11/2020	1,132	1,132,439
Thrifts & Mortgage Finance-0.57%
Nationwide Building Society (c)	2.00%	01/27/2023	8,571	8,679,042
Nationwide Building Society (c)	2.45%	07/27/2021	7,800	7,904,492
				16,583,534
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,504,284,684)				1,514,130,649
Commercial Paper-17.92%(d)
Aerospace & Defense-0.61%
Boeing Co. (The)(c)	2.01%	04/15/2020	18,000	17,958,710
Asset-Backed Securities - Fully Supported Bank-0.64%
Anglesea Funding LLC (Multi - CEP's)(c)	1.81%	04/02/2020	18,650	18,621,289
Automobile Manufacturers-0.41%
VW Credit, Inc. (Germany)(c)	2.01%	03/16/2020	12,000	11,990,197
Consumer Finance-0.44%
Ford Motor Credit Co. LLC(c)	2.28%	04/02/2020	13,000	12,973,627
Data Processing & Outsourced Services-0.50%
Fidelity National Information Services, Inc.(c)	1.72%	03/05/2020	14,700	14,695,857
Diversified Banks-2.36%
Banco Santander S.A. (Spain)	2.06%	04/03/2020	20,000	19,970,406
Lloyds Bank PLC (United Kingdom) (1 mo. USD LIBOR + 0.45%)(b)	2.10%	08/19/2020	15,000	15,027,083
Santander UK PLC (United Kingdom)	1.94%	06/29/2020	14,500	14,429,043
Swedbank AB (Sweden)	1.56%	11/17/2020	20,000	19,803,773
				69,230,305

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8Invesco Conservative Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Diversified Capital Markets-0.90%
White Plains Capital Co. LLC(c)	2.23%	03/06/2020	$10,000	$9,996,899
White Plains Capital Co. LLC(c)	1.89%-1.96%	04/17/2020	16,500	16,458,789
				26,455,688
Diversified Chemicals-0.43%
Dow Chemical Co. (The)	1.96%	03/30/2020	12,500	12,480,991
Electric Utilities-1.27%
Electricite de France S.A. (France)(c)	1.76%	05/12/2020	21,000	20,922,559
Entergy Corp.(c)	1.96%	04/03/2020	7,300	7,286,884
Entergy Corp.(c)	1.83%	05/19/2020	9,053	9,015,582
				37,225,025
Health Care Facilities-0.18%
CommonSpirit Health; Series A	2.07%	03/12/2020	5,413	5,409,937
Hotels, Resorts & Cruise Lines-0.75%
Royal Caribbean Cruises Ltd.(c)	1.90%	03/12/2020	6,900	6,894,974
Royal Caribbean Cruises Ltd.(c)	1.90%	03/17/2020	15,000	14,984,948
				21,879,922
Household Products-0.72%
Reckitt Benckiser Treasury Services PLC (United Kingdom)(c)	2.44%	03/02/2020	13,000	12,998,180
Reckitt Benckiser Treasury Services PLC (United Kingdom)(c)	2.13%	06/23/2020	8,000	7,957,415
				20,955,595
Integrated Oil & Gas-0.85%
Suncor Energy, Inc. (Canada)(c)	1.77%	05/26/2020	25,000	24,889,755
Integrated Telecommunication Services-0.89%
Bell Canada, Inc. (Canada)(c)	1.91%	04/07/2020	9,690	9,671,430
Bell Canada, Inc. (Canada)(c)	1.80%	04/15/2020	16,500	16,462,000
				26,133,430
Multi-Utilities-0.27%
CenterPoint Energy, Inc.(c)	1.75%	04/09/2020	8,000	7,984,092
Oil & Gas Storage & Transportation-0.49%
ETP Legacy L.P.(c)	1.95%	03/02/2020	14,500	14,496,786
Packaged Foods & Meats-0.92%
Mondelez International, Inc.(c)	1.75%	05/05/2020	27,000	26,910,052
Paper Packaging-0.72%
Bemis Co., Inc.(c)	1.73%	03/10/2020	7,150	7,146,264
Bemis Co., Inc.(c)	1.74%	04/03/2020	14,115	14,090,738
				21,237,002
Semiconductors-0.74%
Broadcom, Inc.(c)	1.95%	03/18/2020	16,500	16,477,986
Broadcom, Inc.(c)	1.98%	03/26/2020	5,300	5,289,931
				21,767,917
Soft Drinks-1.13%
Coca-Cola Co. (The)(c)	1.60%	01/12/2021	33,500	33,090,648
Specialized Finance-0.82%
Aviation Capital Group LLC(c)	1.86%	03/09/2020	23,325	23,313,201
Aviation Capital Group LLC(c)	1.85%	03/16/2020	700	699,402
				24,012,603

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9Invesco Conservative Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Specialty Chemicals-0.73%
Sherwin-Williams Co. (The)(c)	1.82%	03/09/2020	$13,000	$12,994,327
Sherwin-Williams Co. (The)(c)	1.80%	03/26/2020	8,500	8,490,227
				21,484,554
Technology Hardware, Storage & Peripherals-0.60%
NetApp, Inc.(c)	1.73%	04/02/2020	17,660	17,630,512
Tobacco-0.55%
BAT International Finance PLC (United Kingdom)(c)	1.85%	03/20/2020	16,200	16,183,548
Total Commercial Paper (Cost $525,582,817)				525,698,042
Asset-Backed Securities-12.18%
Auto Loans/Leases-6.17%
ARI Fleet Lease Trust;
Series 2017-A, Class A2(c)	1.91%	04/15/2026	579	579,029
Series 2020 Class A(c)	1.77%	08/15/2028	5,500	5,499,812
CarMax Auto Owner Trust;
Series 2017-2, Class A3	1.93%	03/15/2022	3,534	3,542,837
Series 2019-2, Class A2A	2.69%	07/15/2022	5,461	5,503,108
Chesapeake Funding II LLC (Canada);
Series 2017-2A, Class A2 (1 mo. USD LIBOR + 0.45%)(b)(c)	2.11%	05/15/2029	572	572,142
Series 2017-3A, Class A2 (1 mo. USD LIBOR + 0.34%)(b)(c)	2.00%	08/15/2029	1,309	1,309,421
Series 2017-4A, Class A1(c)	2.12%	11/15/2029	1,065	1,070,314
Series 2018-3A, Class A1(c)	3.39%	01/15/2031	5,101	5,232,583
Series 2019-1A, Class A1(c)	2.94%	04/15/2031	4,708	4,820,821
Series 2018-1A, Class A2 (1 mo. USD LIBOR + 0.45%)(b)(c)	2.11%	04/15/2030	9,343	9,347,439
Enterprise Fleet Financing LLC;
Class 2017-1, Class A2(c)	2.13%	07/20/2022	85	85,063
Series 2017-2, Class A2(c)	1.97%	01/20/2023	165	165,095
Series 2019-1, Class A2(c)	2.98%	10/20/2024	7,315	7,450,740
Ford Credit Floorplan Master Owner Trust; Series 2017-1, Class A2 (1 mo. USD LIBOR +
0.42%)(b)	2.08%	05/15/2022	2,000	2,001,544
GM Financial Consumer Automobile Receivables Trust; Series 2018-3, Class A2A	2.74%	07/16/2021	488	488,229
Hertz Vehicle Financing II L.P.; Series 2015-1A, Class A(c)	2.73%	03/25/2021	13,532	13,541,153
HPEFS Equipment Trust; Series 2020-1(c)	1.73%	02/20/2030	6,000	6,024,766
Mercedes-Benz Auto Lease Trust; Series 2019-A, Class A2	3.01%	02/16/2021	2,643	2,648,465
Mercedes-Benz Master Owner Trust; Series 2018-AA, Class A (1 mo. USD LIBOR +
0.26%)(b)(c)	1.92%	05/16/2022	5,000	5,001,763
NextGear Floorplan Master Owner Trust;
Series 2017-2A, Class A1 (1 mo. USD LIBOR + 0.68%)(b)(c)	2.34%	10/17/2022	1,900	1,904,447
Series 2017-1A, Class A1 (1 mo. USD LIBOR + 0.85%)(b)(c)	2.51%	04/18/2022	5,000	5,002,161
Series 2019-1A, Class A1 (1 mo. USD LIBOR + 0.65%)(b)(c)	2.31%	02/15/2024	12,750	12,782,956
Series 2019-2A, Class A1 (1 mo. USD LIBOR + 0.70%)(b)(c)	2.36%	10/15/2024	10,000	10,027,620
Nissan Auto Lease Trust; Series 2019-B, Class A2B (1 mo. USD LIBOR + 0.27%)(b)	1.93%	10/15/2021	11,714	11,733,643
Santander Retail Auto Lease Trust;
Series 2019-B, Class A2B (1 mo. USD LIBOR + 0.36%)(b)(c)	2.01%	04/20/2022	7,622	7,627,096
Series 2019-C, Class A2B (1 mo. USD LIBOR + 0.34%)(b)(c)	1.99%	09/20/2022	10,000	10,006,384
Tesla Auto Lease Trust; Series 2019-A, Class A2(c)	2.13%	04/20/2022	20,000	20,203,416
Volvo Financial Equipment LLC(c)	2.54%	02/15/2022	9,735	9,788,060
Volvo Financial Equipment Master Owner Trust; Series 2018-A, Class A (1 mo. USD
LIBOR + 0.52%)(b)(c)	2.18%	07/17/2023	11,300	11,348,857
World Omni Automobile Lease Securitization Trust; Series 2019-A, Class A2	2.89%	11/15/2021	5,489	5,524,323
				180,833,287
Consumer Finance-0.42%
American Express Credit Account Master Trust; Series 2019-1, Class A	2.87%	10/15/2024	12,000	12,415,111
Credit Cards-2.62%
Capital One Multi-Asset Execution Trust; Series 2019-A1, Class A1	2.84%	12/15/2024	12,000	12,369,223
Citibank Credit Card Issuance Trust; Series 2016-A3, Class A3 (1 mo. USD LIBOR +
0.49%)(b)	2.16%	12/07/2023	15,500	15,593,939

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Conservative Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Credit Cards-(continued)
Discover Card Execution Note Trust; Series 2019-A2, Class A (1 mo. USD LIBOR +
0.27%)(b)	1.93%	12/15/2023	$7,500	$7,517,162
Evergreen Credit Card Trust (Canada);
Series 2018-2, Class A (1 mo. USD LIBOR + 0.35%)(b)(c)	2.01%	07/15/2022	8,500	8,503,551
Series 2019-1, Class A (1 mo. USD LIBOR + 0.48%)(b)(c)	2.14%	01/15/2023	8,000	8,018,279
Series 2019-3, Class A (1 mo. USD LIBOR + 0.37%)(b)(c)	2.03%	10/16/2023	10,200	10,211,729
Golden Credit Card Trust (Canada); Series 2019-1A, Class A (1 mo. USD LIBOR +
0.45%)(b)(c)	2.11%	12/15/2022	14,500	14,547,035
				76,760,918
Equipment Leasing-1.28%
CNH Equipment Trust; Series 2018-B, Class A2	2.93%	12/15/2021	1,820	1,824,048
Dell Equipment Finance Trust;
Series 2018-1, Class A2A(c)	2.97%	10/22/2020	222	222,156
Series 2019-1, Class A2(c)	2.78%	08/23/2021	7,611	7,668,364
Series 2019-2, Class A2(c)	1.95%	12/22/2021	12,000	12,048,905
MMAF Equipment Finance LLC;
Series 2014-A, Class A4(c)	1.59%	02/08/2022	143	142,642
Series 2019-A, Class A2(c)	2.84%	01/10/2022	5,539	5,575,283
Transportation Finance Equipment Trust; Series 2019-1, Class A2(c)	1.90%	01/24/2022	9,500	9,537,588
Verizon Owner Trust; Series 2017-1A, Class A(c)	2.06%	09/20/2021	590	589,867
				37,608,853
Industrial Machinery-0.17%
John Deere Owner Trust; Series 2019-A, Class A2	2.85%	12/15/2021	5,058	5,083,555
Specialized Finance-1.52%
Navient Private Education Refi Loan Trust;
Series 2019-A, Class A1(c)	3.03%	01/15/2043	1,348	1,357,568
Series 2019-FA, Class A1(c)	2.18%	08/15/2068	5,476	5,511,197
Navient Student Loan Trust;
Series 2017-4A, Class A2 (1 mo. USD LIBOR + 0.50%)(b)(c)	2.13%	09/27/2066	18,979	19,003,902
Series 2019-2A, Class A1 (1 mo. USD LIBOR + 0.27%)(b)(c)	1.90%	02/27/2068	7,051	7,059,543
Social Professional Loan Program LLC; Series 2019-B, Class A1(c)	2.78%	08/17/2048	3,980	4,011,496
SoFi Professional Loan Program Trust; Series 2020-A, Class A1FX(c)	2.06%	05/15/2046	7,414	7,482,222
				44,425,928
Total Asset-Backed Securities (Cost $354,960,074)				357,127,652
Certificates of Deposit-2.36%
Diversified Banks-1.51%
Cooperatieve Rabobank U.A. (Netherlands); Series B (3 mo. USD LIBOR + 0.30%)(b)	2.20%	06/17/2021	15,000	15,017,064
Standard Chartered Bank (United Kingdom) (3 mo. USD LIBOR + 0.28%)(b)	2.02%	11/06/2020	20,000	20,033,083
Swedbank AB (Sweden) (3 mo. USD LIBOR + 0.40%)(b)	2.19%	04/27/2021	9,000	9,036,234
				44,086,381
Diversified Capital Markets-0.85%
Credit Suisse AG (Switzerland) (3 mo. USD LIBOR + 0.24%)(b)	1.49%	12/04/2020	12,000	12,014,790
Natixis S.A. (France) (3 mo. USD LIBOR + 0.17%)(b)	2.13%	03/27/2020	13,000	13,002,370
				25,017,160
Total Certificates of Deposit (Cost $68,985,177)				69,103,541
U.S. Treasury Securities-0.09%
U.S. Treasury Bills-0.09%(d)
U.S. Treasury Bills (Cost $2,674,222)	1.80%	09/10/2020	2,700	2,684,466
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-84.17%
(Cost $2,456,486,974)				2,468,744,350

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Conservative Income Fund

		Interest	Maturity	Repurchase
		Rate	Date	Amount	Value
	Repurchase Agreements-13.47%(e)
	BofA Securities, Inc., open agreement dated 02/04/2020 (collateralized by a domestic
	non-agency mortgage-backed security and a domestic non-agency asset-backed
	security and foreign corporate obligations valued at $51,722,810; 2.55% -
	7.69%; 09/14/2021 - 10/12/2110) (f)	1.83%	-	-	$50,000,000
	Citigroup Global Markets, Inc., joint open agreement dated 09/24/2019 (collateralized
	by foreign corporate obligations valued at $143,342,596; 5.40% - 8.25%;
	04/25/2021 - 06/28/2117) (f)	1.96%	-	-	10,000,000
	Citigroup Global Markets, Inc., joint open agreement dated 12/19/2019 (collateralized
	by domestic and foreign non-agency asset-backed securities, domestic and foreign
	corporate obligations and domestic non-agency mortgage-backed securities valued
	at $192,381,818; 1.27% - 10.64%; 10/17/2022 - 09/26/2067) (f)	2.09%	-	-	40,000,000
	J.P. Morgan Securities LLC, joint open agreement dated 07/01/2019 (collateralized by
	domestic and foreign non-agency asset-backed securities, domestic and foreign
	corporate obligations and domestic non-agency mortgage-backed securities valued
	at $44,292,744; 2.50% - 6.25%; 09/15/2020 - 02/15/2068) (f)	2.14%	-	-	12,000,000
	J.P. Morgan Securities LLC, open agreement dated 02/04/2020 (collateralized by
	domestic and foreign non-agency asset-backed securities, domestic non-agency
	mortgage-backed securities and domestic corporate obligations valued at
	$52,510,711; 0% - 4.72%; 04/09/2020 - 01/25/2061) (f)	1.99%	-	-	50,000,000
	Nomura Securities International, Inc., term agreement dated 02/04/2020, maturing
	value of $50,000,000 (collateralized by a domestic non-agency mortgage-backed
	security valued at $55,000,000; 0%; 02/25/2049) (b)	2.29%	06/30/2020	50,000,000	50,000,000
	RBC Capital Markets LLC, term agreement dated 02/05/2020, maturing value of
	$25,081,757 (collateralized by domestic and foreign corporate obligations valued
	at $27,500,000; 5.25% - 11.50%; 10/15/2021 - 10/01/2040)	1.93%	04/06/2020	25,081,757	25,000,000
	RBC Capital Markets LLC, term agreement dated 02/18/2020, maturing value of
	$25,121,539 (collateralized by domestic and foreign corporate obligations valued
	at $27,500,001; 4.13% - 12.00%; 08/15/2020 - 10/01/2044)	1.95%	05/18/2020	25,121,539	25,000,000
	Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic
	and foreign non-agency asset-backed securities, domestic and foreign corporate
	obligations and a domestic commercial paper valued at $109,663,521; 0% -
	12.00%; 03/25/2020 - 10/07/2079) (f)	1.76%	-	-	25,000,000
	Societe Generale, joint open agreement dated 11/05/2019 (collateralized by domestic
	and foreign non-agency asset-backed and mortgage-backed securities and domestic
	and foreign corporate obligations valued at $109,663,695; 1.68% - 13.00%;
	03/25/2020 - 10/15/2093) (f)	2.13%	-	-	50,000,000
	Wells Fargo Securities, LLC, joint term agreement dated 01/03/2020, aggregate
	maturing value of $45,515,250 (collateralized by domestic and foreign non-agency
	asset-backed securities and foreign corporate obligations valued at $49,500,000;
	0% - 8.42%; 01/18/2022 - 04/07/2052)	2.29%	07/01/2020	28,320,600	28,000,000
	Wells Fargo Securities, LLC, term agreement dated 02/04/2020, maturing value of
	$30,156,750 (collateralized by foreign corporate obligations and a foreign
	non-agency asset-backed security valued at $33,000,001; 4.36% - 4.61%;
	02/21/2036 - 02/18/2037)	2.09%	05/04/2020	30,156,750	30,000,000
	Total Repurchase Agreements (Cost $395,000,000)				395,000,000
	TOTAL INVESTMENTS IN SECURITIES-97.64% (Cost $2,851,486,974)				2,863,744,350
	OTHER ASSETS LESS LIABILITIES-2.36%				69,306,093
	NET ASSETS-100.00%				$2,933,050,443
	Investment Abbreviations:
	LIBOR -London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(c)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $1,186,105,215, which represented 40.44% of the Fund's Net Assets.

(d)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e)Principal amount equals value at period end. See Note 1H.

(f)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Conservative Income Fund

The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of securities considered illiquid at February 29, 2020 was $370,000,000, which represented 12.61% of the Fund's Net Assets.

Portfolio Composition

By security type, based on Total Net Assets as of February 29, 2020

U.S. Dollar Denominated Bonds & Notes	51.6%
Commercial Paper	17.9
Repurchase Agreements	13.5

Asset-Backed Securities	12.2
Certificates of Deposit	2.3
U.S. Treasury Securities	0.1

Other Assets Less Liabilities	2.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Conservative Income Fund

Statement of Assets and Liabilities

February 29, 2020 (Unaudited)

Assets:
Investments in securities, excluding repurchase
agreements, at value (Cost $2,456,486,974)	$2,468,744,350
Repurchase agreements, at value and cost	395,000,000
Cash	458,986
Receivable for:
Fund shares sold	103,813,511
Interest	7,915,326
Total assets	2,975,932,173
Liabilities:
Payable for:
Investments purchased	1,035,788
Fund shares reacquired	41,198,114
Dividends	163,110
Accrued fees to affiliates	220,305
Accrued trustees' and officers' fees and benefits	6,609
Accrued operating expenses	257,804
Total liabilities	42,881,730
Net assets applicable to shares outstanding	$2,933,050,443
Net assets consist of:
Shares of beneficial interest	$2,920,199,006
Distributable earnings	12,851,437
$2,933,050,443
Net Assets:
Class A	$727,831,767
Class Y	$284,987,676
Institutional Class	$1,920,231,000
Shares outstanding, no par value,
unlimited number of shares authorized:
Class A	72,358,140
Class Y	28,341,858
Institutional Class	190,933,556
Class A:
Net asset value and offering price per share	$10.06
Class Y:
Net asset value and offering price per share	$10.06
Institutional Class:
Net asset value and offering price per share	$10.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Conservative Income Fund

Statement of Operations

For the six months ended February 29, 2020 (Unaudited)

Investment income:
Interest	$32,569,121
Expenses:
Advisory fees	3,035,698
Administrative services fees	190,438
Custodian fees	7,142
Distribution fees:
Class A	339,942
Transfer agent fees - Class A	281,508
Transfer agent fees - Class Y	39,884
Transfer agent fees - Institutional Class	72,457
Trustees' and officers' fees and benefits	24,321
Registration and filing fees	170,112
Reports to shareholders	65,068
Professional services fees	52,465
Other	22,469
Total expenses	4,301,504
Less: Expenses reimbursed	(210,603)
Net expenses	4,090,901
Net investment income	28,478,220
Realized and unrealized gain from:
Net realized gain from investment securities	326,719
Change in net unrealized appreciation of investment securities	2,764,707
Net realized and unrealized gain	3,091,426
Net increase in net assets resulting from operations	$31,569,646

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Conservative Income Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	February 29,	August 31,
	2020	2019
Operations:
Net investment income	$28,478,220	$48,435,872
Net realized gain	326,719	110,659
Change in net unrealized appreciation	2,764,707	8,920,043
Net increase in net assets resulting from operations	31,569,646	57,466,574
Distributions to shareholders from distributable earnings:
Class A	(7,031,200)	(10,422,908)
Class Y	(956,894)	-
Institutional Class	(20,313,755)	(37,938,497)

Total distributions from distributable earnings	(28,301,849)	(48,361,405)
Share transactions-net:
Class A	90,143,184	478,043,229
Class Y	284,554,646	-
Institutional Class	2,675,863	1,184,684,146
Net increase in net assets resulting from share transactions	377,373,693	1,662,727,375
Net increase in net assets	380,641,490	1,671,832,544
Net assets:
Beginning of period	2,552,408,953	880,576,409
End of period	$2,933,050,443	$2,552,408,953

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Conservative Income Fund

Financial Highlights

February 29, 2020

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of	Ratio of
											expenses	expenses
			Net gains								to average	to average net
			(losses)								net assets	assets without	Ratio of net
	Net asset		on securities		Dividends	Distributions					with fee waivers	fee waivers	investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	and/or	and/or	income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end ofperiod	expenses	expenses	to average	Portfolio
	ofperiod	income(a)	unrealized)	operations	income	gains	distributions	ofperiod	return(b)	(000's omitted)	absorbed	absorbed	net assets	turnover(c)
Class A											0.40%(d)	0.45%(d)	2.08%(d)	14%
Six months ended 02/29/20	$10.05	$0.10	$ 0.01	$0.11	$(0.10)	$-	$(0.10)	$10.06	1.14%	$ 727,832
Year ended 08/31/19	10.02	0.25	0.03	0.28	(0.25)	-	(0.25)	10.05	2.82	636,809	0.40	0.49	2.50	18
Year ended 08/31/18(e)	10.00	0.08	0.03	0.11	(0.09)	-	(0.09)	10.02	1.09	156,651	0.40(f)	0.47(f)	1.84(f)	35
Class Y
Six months ended 02/29/20(g)	10.04	0.05	0.02	0.07	(0.05)	-	(0.05)	10.06	0.66	284,988	0.30(d)	0.35(d)	2.18(d)	14
Institutional Class											0.28(d)	0.28(d)	2.20(d)	14
Six months ended 02/29/20	10.04	0.11	0.02	0.13	(0.11)	-	(0.11)	10.06	1.30	1,920,231
Year ended 08/31/19	10.01	0.26	0.03	0.29	(0.26)	-	(0.26)	10.04	2.93	1,915,600	0.30	0.31	2.60	18
Year ended 08/31/18	10.02	0.19	(0.01)	0.18	(0.19)	-	(0.19)	10.01	1.77	723,926	0.30	0.36	1.94	35
Year ended 08/31/17	10.02	0.12	0.00	0.12	(0.12)	(0.00)	(0.12)	10.02	1.23	288,308	0.28	0.41	1.22	61
Year ended 08/31/16	9.99	0.09	0.02	0.11	(0.08)	-	(0.08)	10.02	1.08	104,692	0.28	0.59	0.87	84
Year ended 08/31/15	10.00	0.04	(0.01)	0.03	(0.04)	-	(0.04)	9.99	0.32	24,987	0.28	1.02	0.42	64

(a)Calculated using average shares outstanding.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(d)Ratios are annualized and based on average daily net assets (000's omitted) of $683,635, $208,290 and $1,861,045 for Class A, Class Y and Institutional Class shares, respectively.

(e)Commencement date of April 2, 2018.

(f)Annualized.

(g)Commencement date of December 10, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Conservative Income Fund

Notes to Financial Statements

February 29, 2020 (Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Conservative Income Fund (the "Fund") is a series portfolio of Invesco Management Trust (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund's investment objective is to provide capital preservation and current income while maintaining liquidity.

The Fund currently consists of three different classes of shares: Class A, Class Y and Institutional Class. On December 10, 2019, the Fund began offering Class Y shares. Class A, Class Y and Institutional Class shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations

18	Invesco Conservative Income Fund

and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.Indemnifications - Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

I.Other Risks - The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund's average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.25%

Over $1 billion	0.22%

For the six months ended February 29, 2020, the effective advisory fees incurred by the Fund was 0.23%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class Y and Institutional Class shares to 0.40%, 0.30% and 0.30%, respectively, of average daily net assets (the "expense limits"). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year end.

19	Invesco Conservative Income Fund

Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 29, 2020, Invesco reimbursed class level expenses of $185,652,$24,951 and $0 of Class A, Class Y and Institutional Class shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon ("BNY Mellon") serves as custodian and fund accountant and provides certain administrative services to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. ("IDI") to serve as the distributor for the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Plan"). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.10% of the Fund's average daily net assets of Class A shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.10% of the average daily net assets of Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. For the six-month period ended February 29, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 29, 2020, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Trustees' and Officers' Fees and Benefits

Trustees' and Officers' Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund.

NOTE 5—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2019.

NOTE 7—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2020 was $461,031,153 and $226,608,490, respectively. During the same period, purchases and sales of

U.S. Treasury obligations were $0 and $24,988,106, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$12,366,061
Aggregate unrealized (depreciation) of investments	(108,759)
Net unrealized appreciation (depreciation) of investments	$12,257,302

Cost of investments for tax purposes is $2,851,487,048.

20	Invesco Conservative Income Fund

NOTE 8—Share Information

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Class A	34,429,086	$345,896,254	85,586,682	$856,933,631
Class Y(b)	31,391,648	315,199,742	-	-
Institutional Class	105,896,920	1,063,946,071	238,327,824	2,384,175,999
Issued as reinvestment of dividends:
Class A	474,361	4,765,578	730,684	7,325,991
Class Y(b)	79,737	801,661	-	-
Institutional Class	1,332,477	13,385,953	2,698,369	27,042,397
Reacquired:
Class A	(25,928,466)	(260,518,648)	(38,573,291)	(386,216,393)
Class Y(b)	(3,129,527)	(31,446,757)	-	-
Institutional Class	(106,999,250)	(1,074,656,161)	(122,612,154)	(1,226,534,250)
Net increase in share activity	37,546,986	$377,373,693	166,158,114	$1,662,727,375

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)Commencement date of December 10, 2019.

NOTE 9—Significant Event

The Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Oppenheimer Ultra-Short Duration Fund (the "Target Fund") in exchange for shares of the Fund.

The reorganization is expected to be consummated on May 15, 2020. Upon closing of the reorganization, shareholders of the Target Fund will receive shares of the Fund in exchange for their shares of the Target Fund, and the Target Fund will liquidate and cease operations.

NOTE 10—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.

21	Invesco Conservative Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020. The actual ending account value and expenses of the Class Y shares in the example below are based on an investment of $1,000 invested as of close of business December 10, 2019 (commencement date) and held through February 29, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period (as of close of business December 10, 2019 through February 29, 2020 for the Class Y shares). Because the Class Y shares have not been in existence for a full six month period, the actual endind account value and expense information shown may not provide a meaningful compaison to fund expens information of classes that show such data for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
			ACTUAL	(5% annual return before expenses)

	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/19)	(02/29/20)1	Period2	(02/29/20)	Period2, 3	Ratio
A	$1,000.00	$1,011.40	$2.00	$1,022.87	$2.01	0.40%

Y	1,000.00	1,006.60	0.67	1,010.53	1.50	0.30

Institutional	1,000.00	1,013.00	1.40	1,023.47	1.41	0.28

1The actual ending account value is based on the actual total return of the Fund for the period September 1, 2019 through February 29, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

2Actual expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year. For the Class Y shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 82 (as of close of business December 10, 2019 through February 29, 2020)/366. Because the Class Y shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

3Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class Y shares of the Fund and other funds because such data is based on a full six month period.

22	Invesco Conservative Income Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•Fund reports and prospectuses

•Quarterly statements

•Daily confirmations

•Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund's Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio secu- rities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-22957 and 333-195218	Invesco Distributors, Inc.	CINC-SAR-1

ITEM 2. CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11. CONTROLS AND PROCEDURES.

(a)	As of April 14, 2020, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer
("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the
Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c)
under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of
April 14, 2020, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant's internal control over financial reporting
(as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the
Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.
13(a) (1)	Not applicable.
13(a) (2)	Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the
Sarbanes-Oxley Act of 2002.
13(a) (3)	Not applicable.
13(a) (4)	Not applicable.
13(b)	Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the
Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Management Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer
Date:	May 6, 2020

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer
Date:	May 6, 2020
By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer
Date:	May 6, 2020